Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Potential Common Shares Excluded From Computation Of Diluted Net Loss Per Share [Abstract]
Potential Common Shares Excluded from Computation of Diluted Net Loss per Share
Potential dilutive common share equivalents consist of the following:

	Years Ended December 31,
	2015	2014	2013
3.75% Convertible Senior Notes	—	—	5,487,642
2.00% Convertible Senior Notes	4,327,257	4,327,257	—
Unvested restricted stock units	811,965	746,612	1,011,893
Outstanding options	2,999,199	1,847,669	1,828,613
Total dilutive common shares	8,138,421	6,921,538	8,328,148